Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	May 31, 2017
Registrant Name	MORGAN STANLEY US GOVERNMENT SECURITIES TRUST
Central Index Key	0000730044
Amendment Flag	false
Document Creation Date	May 31, 2017
Document Effective Date	May 31, 2017
Prospectus Date	May 01, 2017
Morgan Stanley US Government Securities Trust | A
Prospectus:
Trading Symbol	USGAX
Morgan Stanley US Government Securities Trust | B
Prospectus:
Trading Symbol	USGBX
Morgan Stanley US Government Securities Trust | L
Prospectus:
Trading Symbol	USGCX
Morgan Stanley US Government Securities Trust | I
Prospectus:
Trading Symbol	USGDX
Morgan Stanley US Government Securities Trust | Class C
Prospectus:
Trading Symbol	MSGVX